SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net earnings (losses) per share attributable to ordinary shareholders
Net loss		$ (13,291,167)	$ (6,981,068)	$ 1,091,285
Weighted average basic shares	[1]	3,218,957	1,542,894	1,406,250
Weighted average diluted shares	[1]	3,218,957	1,542,894	1,406,250
Earnings per share basic		$ (4.13)	$ (4.52)	$ 0.78
Earnings per share diluted		$ (4.13)	$ (4.52)	$ 0.78

[1]	The shares and per share data are presented on a retroactive basis to reflect the share consolidation (reverse share split) on February 17, 2026 (Note 16).